Goodwill	12 Months Ended
Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill
9. Goodwill

Cost
Balance as at March 31, 2016	$1,461,139
- Additions	-
- Translation adjustment	(74,817)
Balance as at March 31, 2017	$1,386,322
- Additions	-
- Translation adjustment	182,285
Balance as at March 31, 2018	$1,568,607
Carrying value
At March 31, 2017	$1,386,322
At March 31, 2018	1,568,607

Goodwill has been allocated to the rice and related products, an operating segment.

The recoverable amount of at least $2 million for the cash-generating unit (Amira Basmati Rice GmbH EUR (formerly known as Basmati Rice GmbH Europe) and Basmati Rice North America LLC, collectively “Basmati GmbH/LLC”) has been determined based on a value in use calculation which uses estimated cash flows for a period of 5 years which were developed using forecasts, and a pre-tax discount rate of 15%. The cash flows beyond 5 years have been extrapolated assuming a steady growth rate of 1.5%. The management believes that any reasonably possible change in the key assumptions would not cause the carrying amount to exceed the recoverable amount of the cash-generating unit. There is no impairment loss to be recognized during the year ended March 31, 2018.